Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Income Tax Disclosure [Abstract]
Decreases in the valuation allowance	¥ 12